Investments in Unconsolidated Affiliates	6 Months Ended
Jun. 30, 2026
Investments in Unconsolidated Affiliates [Abstract]
Investments in unconsolidated affiliates

Note 21. Investments in unconsolidated affiliates

Quantix Edge Security S.L.

On September 11, 2025, SEALSQ made a EUR 0.75 million capital contribution to Quantix Edge Security S.L. (“Quantix”), a Spanish joint venture, and acquired a 5.0% ownership interest. SEALSQ determined that it does not control Quantix but has the ability to exercise significant influence. Accordingly, the investment is accounted for under the equity method of accounting. The investment was initially recorded at cost. No material basis differences requiring amortization were identified at the acquisition date.

Quantix was in a pre-operational stage as of June 30, 2026, and an equity method loss of USD 41,959 was recognized for the six months ended June 30, 2026. As of June 30, 2026, the carrying amount of the investment was USD 835,776 and no impairment indicators were identified.

Management evaluated the significance of Quantix under Rule 1-02(w) of Regulation S-X as of and for the six months ended June 30, 2026. None of the applicable thresholds exceeded 20%. Accordingly, summarized financial information is not required.